Financial Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instrument Detail [Abstract]
Cash And Loans Advances Maturities Profile [Text Block]
Cash and loans advanced maturity profile

		2011				2010
Maturity date	Currency	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %
All less than one year	USD	10	0.48	467	0.20	13	0.20	171	0.19
	ZAR	3,030	5.50	164	3.55	969	5.58	57	4.64
	AUD	81	4.65	23	4.45	42	4.45	25	4.44
	EUR	-	-	-	0.00	-	-	3	1.00
	CAD	-	-	-	0.00	-	-	2	0.20
	BRL	-	-	27	6.61	-	-	30	8.90
	ARS	-	-	1	10.23	-	-	2	9.00
	NAD	-	-	119	4.08	102	5.00	207	5.00

Borrowing Maturity Profile [Text Block]
Borrowings maturity profile

			Between		Between
	Within one year		one and two years		two and five years		After five years		Total
Currency	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)
	$22	5.4	761	6.0	660	3.5	994	5.7	2,437
ZAR	-	-	8	9.8	40	9.8	217	9.8	265
BRL	4	5.8	3	5.2	4	4.0	-	-	11
NAD	64	8.4	72	8.4	97	8.4	-	-	233

Interest Rate Risk [Text Block]
Interest rate risk

	Fixed for less than one year		Fixed for between one and three years		Fixed for greater than three years		Total
Currency	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)
	$22	5.4	1,420	4.8	995	5.7	2,437
ZAR	-	-	24	9.8	241	9.8	265
BRL	4	5.8	5	4.6	2	4.5	11
NAD	64	8.4	161	8.4	8	8.4	233

Fair Value By Balance Sheet Grouping [Text Block]

	December 31, 2011		December 31, 2010
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$
Cash and cash equivalents	1,112	1,112	575	575
Restricted cash	58	58	43	43
Short-term debt	(30)	(30)	(133)	(133)
Short-term debt at fair value	(2)	(2)	(2)	(2)
Long-term debt	(1,715)	(1,857)	(1,730)	(2,059)
Long-term debt at fair value	(758)	(758)	(872)	(872)
Derivatives	(93)	(93)	(175)	(175)
Marketable equity securities - available for sale	82	82	124	124
Marketable debt securities - held to maturity	8	11	13	14
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	85	85	89	89

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Text Block]

	December 31, 2011
	Assets
	Balance Sheet location	Non-hedge accounted	Total
		$	$
Warrants on shares	Current assets - derivatives	-	-
Total derivatives		-	-

	December 31, 2011
	Liabilities
	Balance Sheet location	Non-hedge accounted	Total
		$	$
Option component of convertible bonds	Non-current liabilities - derivatives	(92)	(92)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(93)	(93)

	December 31, 2010
	Assets
	Balance Sheet location	Non-hedge accounted	Total
		$	$
Warrants on shares	Current assets - derivatives	1	1
Total derivatives		1	1

	December 31, 2010
	Liabilities
	Balance Sheet location	Non-hedge accounted	Total
		$	$
Option component of convertible bonds	Non-current liabilities - derivatives	(176)	(176)
Total derivatives		(176)	(176)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
	Non-hedge derivative (gain)/loss recognized

		Year ended December 31,
		2011	2010		2009

		$	$		$
	Realized (1)
	Forward sales type agreements - commodity	-	377		535
	Option contracts - commodity	-	2,573		144
	Forward sales agreements - currency	-	13		(107)
	Option contracts - currency	-	(3)		(12)
	Interest rate swaps - Gold	-	15		(16)
		-	2,975	(2)	544	(3)

	Unrealized (1)
	Forward sales type agreements - commodity	-	(265)		188
	Option contracts - commodity	-	(1,999)		648
	Forward sales agreements - currency	-	-		15
	Option contracts - currency	-	-		3
	Interest rate swaps - Gold	-	(13)		25
	Option component of convertible bonds	(84)	1		33
	Embedded derivatives	1	(1)		1
	Warrants on shares	-	5		(5)
		(83)	(2,272)		908

	Non-hedge derivatives (gain)/loss	(83)	703		1,452

(1)	Realized and unrealized gains and losses on non-hedge derivatives are included in "Non-hedge derivative (gain)/loss and movement on bonds" in the income statement.
(2)	Includes $2,698 million loss related to the final tranche of the accelerated hedge buy-back executed during 2010.
(3)	Includes $797 million loss related to the accelerated hedge buy-back in 2009.

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) [Table Text Block]
Other comprehensive income

Year ended December 31, 2011

	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	$		$		$
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements -				Non-hedge derivatives (gain)/
commodity	-	Product sales	-	loss and movement on bonds	-
	-		-		-

Other comprehensive income

	Year ended December 31, 2010

	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	$		$		$
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements -				Non-hedge derivatives (gain)/
commodity	-	Product sales	52	loss and movement on bonds	-
	-		52		-

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value recognized in 2011	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2011
	$	$	$	$
Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2010	Changes in fair value recognized in 2010	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2010
	$	$	$	$
Derivatives designated as
Gold sales	(52)	-	52	-
Capital expenditure	(3)	-	-	(3)
Before tax totals	(55)	-	52	(3)
After tax totals	(22)	-	20	(2)

Maturity Profile of derivatives at carrying value
Maturity profile of derivatives, at carrying value

	Total $		2011 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	-		-	-
Amounts maturing between one and two years	-	1	-	-
Amounts maturing between two and five years	(92)		-	(92)
Amounts to mature thereafter	(1)		-	(1)
Total	(93)		-	(93)

	Total $	2010 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	1	1	-
Amounts maturing between one and two years	-	-	-
Amounts maturing between two and five years	(176)	-	(176)
Amounts to mature thereafter	-	-	-
Total	(175)	1	(176)

Schedule Of Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transferor Servicing Assets Or Servicing Liabilities [Text Block]

	2011
	Change in underlying factor (+)	Non-hedge accounted	Total change in fair value
		$	$
Convertible bonds
AngloGold Ashanti Limited share price ($)	Spot (+$3)	(23)	(23)

	2011
	Change in underlying factor (-)	Non-hedge accounted	Total change in fair value
		$	$
Convertible bonds
AngloGold Ashanti Limited share price ($)	Spot (-$3)	21	21

Foreign Exchange Risk [Text Block]

	2011
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/$)	Spot (+R1)	(4)
BRL denominated (BRL/$)	Spot (+BRL0.25)	(1)
NAD denominated (NAD/$)	Spot (+NAD1)	(3)

	2011
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/$)	Spot (-R1)	5
BRL denominated (BRL/$)	Spot (-BRL0.25)	1
NAD denominated (NAD/$)	Spot (-NAD1)	4